Significant accounting policies - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary Of Significant Accounting Policies [Line Items]
Shareholders' equity	$ (4,903,600)	$ (4,415,900)	$ (4,128,900)	$ (3,517,600)
Retained Earnings / (Deficit)
Summary Of Significant Accounting Policies [Line Items]
Shareholders' equity	$ (1,025,300)	$ (554,800)	(420,000)	$ (7,500)
Cumulative Effect, Period of Adoption, Adjustment
Summary Of Significant Accounting Policies [Line Items]
Shareholders' equity			5,100
Cumulative Effect, Period of Adoption, Adjustment | Retained Earnings / (Deficit)
Summary Of Significant Accounting Policies [Line Items]
Shareholders' equity			$ 5,073
Short-term Lease
Summary Of Significant Accounting Policies [Line Items]
Lessee, operating lease, lease term	12 months
Vessels
Summary Of Significant Accounting Policies [Line Items]
Property plant and equipment, useful life (in Years)	30 years
Number of years between dry-docking	5 years